Acquisitions	12 Months Ended
Dec. 31, 2013
Acquisitions

9. ACQUISITIONS

Carrier Enterprise I

Carrier Enterprise, LLC (“Carrier Enterprise I”) is a joint venture formed on July 1, 2009 with Carrier that operates a network of locations primarily throughout the Sun Belt. From its inception until July 2, 2012, we owned 60% of the joint venture and Carrier owned 40%. We had an option to purchase an additional 10% ownership interest in Carrier Enterprise I, which became exercisable on July 1, 2012. On July 2, 2012, we exercised this option and acquired an additional 10% ownership interest in Carrier Enterprise I for cash consideration of $51,881. We have a second option to purchase an additional 10% interest in Carrier Enterprise I, which becomes exercisable beginning on July 1, 2014.

Carrier Enterprise II

On April 29, 2011, we formed a second joint venture with Carrier to distribute Carrier, Bryant and Payne branded residential, light-commercial and applied-commercial HVAC products and related parts and supplies in the northeast U.S. Carrier contributed 28 of its company-operated northeastern locations to the newly formed joint venture and we contributed 14 of our northeast locations. We purchased a 60% controlling interest in the joint venture for a fair value of $49,229. Total consideration paid by us for our 60% controlling interest in the joint venture was composed of cash consideration of $34,460 and our contribution of 14 northeastern locations valued at $14,769.

The purchase price resulted in the recognition of $32,957 in goodwill and intangibles. The fair value of the identified intangible assets was $20,600 and consisted of $13,400 in trade names and distribution rights and $7,200 in customer relationships to be amortized over a 12 year period. The tax basis of the acquired goodwill recognized is deductible for income tax purposes over 15 years.

The purchase price allocation is based upon a purchase price of $49,229, which represents the fair value of our 60% controlling interest in the joint venture. The table below presents the allocation of the total consideration to tangible and intangible assets acquired, liabilities assumed and the noncontrolling interest from the acquisition of our 60% controlling interest in the joint venture based on the respective fair values as of April 29, 2011:

Cash	$5
Accounts receivable	24,300
Inventories	39,003
Other current assets	773
Property and equipment	4,402
Goodwill	12,357
Intangibles	20,600
Other assets	202
Accounts payable and accrued expenses	(22,894)
Noncontrolling interest	(29,519)

Total purchase price	$49,229

The fair value of the noncontrolling interest was determined by applying a pro-rata value of the total invested capital adjusted for a discount for lack of control that market participants would consider when estimating the fair value of the noncontrolling interest. As a result of our contribution of 14 locations to the joint venture, $7,708 representing 40% of the carrying value of the contributed locations was attributed to the noncontrolling interest and $7,061 representing 40% of the difference between the fair value and carrying value of the contributed locations, was recognized as an increase to paid-in capital.

On July 29, 2011, we acquired a 60% controlling interest in Carrier’s HVAC/R distribution operations in Mexico for cash consideration of $9,000. Carrier’s company-operated Mexico distribution network had revenues of approximately $75,000 in 2010 and operated from seven locations. Products sold include Carrier’s complete product line of HVAC equipment and commercial refrigeration products and supplies servicing both the residential and applied commercial markets. Collectively, the Northeast locations and the Mexico operations are referred to as “Carrier Enterprise II.” Neither we nor Carrier has any options to purchase additional ownership interests in Carrier Enterprise II.

Carrier Enterprise III

On April 27, 2012, we completed the formation of a joint venture with UTC Canada Corporation (“UTC Canada”), an affiliate of Carrier, to distribute Carrier-manufactured HVAC products in Canada. The newly formed joint venture, Carrier Enterprise Canada, L.P. (“Carrier Enterprise III”), operates 35 locations throughout Canada. We have a 60% controlling interest in Carrier Enterprise III and Carrier has a 40% noncontrolling interest. Total consideration paid by us for our 60% controlling interest in Carrier Enterprise III comprised cash consideration of $80,489 and the issuance to UTC Canada of 1,250,000 shares of Common stock, having a fair value of $93,250. Neither we nor UTC Canada has any options to purchase additional ownership interests in Carrier Enterprise III.

The purchase price for Carrier Enterprise III resulted in the recognition of $216,463 in goodwill and intangibles. The fair value of the identified intangible assets was $151,172 and consisted of $95,515 in trade names and distribution rights and $55,657 in customer relationships to be amortized over a 15 year period. For Canadian income tax purposes, 75% of the tax basis of the acquired goodwill is amortized at a rate of 7% annually on a declining balance basis.

The purchase price allocation is based upon a purchase price of $173,739, which represents the fair value of our 60% controlling interest in Carrier Enterprise III. The table below presents the allocation of the total consideration to tangible and intangible assets acquired, liabilities assumed and the noncontrolling interest from the acquisition of our 60% controlling interest in Carrier Enterprise III based on the respective fair values as of April 27, 2012:

Cash	$10
Accounts receivable	46,718
Inventories	55,024
Other current assets	481
Property and equipment	2,517
Goodwill	65,291
Intangible assets	151,172
Other assets	978
Accounts payable and accrued expenses	(44,208)
Noncontrolling interest	(104,244)

Total purchase price	$173,739

The fair value of the noncontrolling interest was determined by applying a pro-rata value of the total invested capital adjusted for a discount for lack of control that market participants would consider when estimating the fair value of the noncontrolling interest.

The unaudited pro forma financial information, combining our results of operations with the operations of Carrier Enterprise II and Carrier Enterprise III as if the joint ventures had been formed on January 1, 2011, is as follows:

Years ended December 31,	2012	2011
Revenues	$3,526,621	$3,404,381
Net income	156,728	159,147
Less: net income attributable to noncontrolling interest	54,153	60,380

Net income attributable to Watsco, Inc.	$102,575	$98,767

Diluted earnings per share for Common and Class B common stock	$2.64	$2.89

The foregoing unaudited pro forma financial information is presented for informational purposes only. The unaudited pro forma financial information from the beginning of the periods presented until the respective acquisition dates of the above-described Canadian, Northeast United States and Mexican operations includes adjustments to record income taxes related to our portion of Carrier Enterprise II and Carrier Enterprise III’s income, amortization related to identified intangible assets with finite lives and interest expense on borrowings incurred to acquire our 60% controlling interests. This unaudited pro forma financial information does not include adjustments to add or remove certain corporate expenses of Carrier Enterprise II and Carrier Enterprise III, which may or may not be incurred in future periods, or adjustments for depreciation or synergies that may be realized subsequent to the acquisition dates. This unaudited pro forma financial information does not necessarily reflect our future results of operations or what the results of operations would have been had we acquired our 60% controlling interest in and operated Carrier Enterprise II and Carrier Enterprise III as of the beginning of the periods presented.

The results of operations of these acquired locations have been included in the consolidated financial statements from their respective dates of acquisition.

Transaction costs

Approximately $1,200 of transaction costs is included in selling, general and administrative expenses in our consolidated statements of income for both the years ended December 31, 2012 and 2011, primarily associated with the closing and transition of Carrier Enterprise III and Carrier Enterprise II, respectively.